Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	For the six-month period ended June 30,
	2017	2018
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	195,023	124,392
Restricted cash – current portion	6,462	5,199
Restricted cash – non-current portion	36,480	30,256
Total cash, cash equivalents and restricted cash	$237,965	$159,847